Consolidated Statements of Condition - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 21,688,557	$ 14,947,690
Interest bearing deposits with other banks	48,603,182	42,267,777
Securities available for sale, at fair value (amortized cost of $513,220,290 in 2016 and $267,308,756 in 2015)	496,124,574	267,264,403
Securities held to maturity, at book value (fair value of $0 in 2016 and $169,045,835 in 2015)	0	161,043,404
Loans, net of allowance for loan losses of $3,902,796 in 2016 and $6,473,703 in 2015	390,148,343	423,108,391
Bank premises, furniture, fixtures and equipment, net	18,664,084	18,655,691
Other real estate owned, net	4,443,010	3,572,744
Accrued interest receivable	4,720,189	3,928,106
Cash surrender value of life insurance	23,890,333	23,133,644
Deferred tax assets	10,634,669	9,165,417
Other assets	6,294,966	6,417,275
Total assets	1,025,211,907	973,504,542
Deposits
Non-interest bearing deposits	149,512,941	148,724,257
Interest bearing deposits	610,639,399	604,680,531
Total deposits	760,152,340	753,404,788
Securities sold under agreement to repurchase	150,282,913	104,298,182
Federal Home Loan Bank advances	20,000,000	20,000,000
Accrued interest payable	199,368	179,995
Deferred compensation payable	8,209,427	7,718,624
Other liabilities	1,308,464	1,477,617
Total liabilities	940,152,512	887,079,206
Stockholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 4,882,579 shares issued and outstanding at December 31, 2016 and 4,875,079 shares issued and outstanding at December 31, 2015	976,516	975,016
Additional paid-in capital	3,802,204	3,617,279
Accumulated other comprehensive loss, net of tax benefit of ($6,376,702) in 2016 and ($4,233,473) in 2015	(10,719,014)	(7,116,319)
Retained earnings	90,999,689	88,949,360
Total stockholders' equity	85,059,395	86,425,336
Total liabilities and stockholders' equity	$ 1,025,211,907	$ 973,504,542